STOCK COMPENSATION PLAN - Summary of the Fair Market Value for Awards Granted (Detail) - Branded Online Inc dba Nogin [Member]	12 Months Ended
Dec. 31, 2020
Expected dividend yield	0.00%
Expected volatility	47.00%
Expected term (years)	6 years
Risk-free interest rate	1.35%